Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits expense - gross
Wages and salaries	$ 935.3	$ 609.5	$ 510.1
Total retirement benefit plan pension plan costs	8.1	5.2	2.7
Share-based compensation	29.4	13.2	5.8
Pensions - defined contribution	3.5	2.2	0.8
Restructuring costs	3.2	0.3	3.1
Total	$ 979.5	$ 630.4	$ 522.5